Financial Instruments - classification (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments
Schedule of classification for financial assets

Assets	Held-for- trading £m	Designated as at fair value through profit or loss £m	Hedging derivatives £m	Available- for-sale £m	Loans and receivables £m	Held-to- maturity £m	Other assets £m	Total £m
Cash and balances at central banks	—	—		—	98,337	—		98,337
Loans and advances to banks
- reverse repos	11,845	—		—	2,152	—		13,997
- other (1)	6,889	—		—	9,365	—		16,254
Loans and advances to customers
- reverse repos	24,427	—		—	2,308	—		26,735
- other	15,320	56		—	307,808	—		323,184
Debt securities	27,481	—		43,681	3,643	4,128		78,933
Equity shares	29	134		287	—	—		450
Settlement balances	—			—	2,517			2,517
Derivatives	157,876		2,967					160,843
Other assets	—	—		—	—	—	16,806	16,806
31 December 2017	243,867	190	2,967	43,968	426,130	4,128	16,806	738,056

Cash and balances at central banks	—	—		—	74,250	—		74,250
Loans and advances to banks
- reverse repos	11,120	—		—	1,740	—		12,860
- other (1)	6,780	—		—	10,498	—		17,278
Loans and advances to customers
- reverse repos	26,586	—		—	2,341	—		28,927
- other	17,504	82		—	305,437	—		323,023
Debt securities	24,504	27		39,254	3,968	4,769		72,522
Equity shares	166	172		365	—	—		703
Settlement balances	—			—	5,526			5,526
Derivatives	242,192		4,789					246,981
Other assets	—	—		—	—	—	16,586	16,586
31 December 2016	328,852	281	4,789	39,619	403,760	4,769	16,586	798,656

Note:

(1)	Includes items in the course of collection from other banks of £1,017 million (2016 - £781 million).

Schedule of classification for financial liabilities

		Designated
		as at fair value
	Held-for-	through profit	Hedging		Other
Liabilities	trading	or loss	derivatives	Amortised cost	liabilities	Total
	£m	£m	£m	£m	£m	£m
Deposits by banks
- repos	4,030	—		3,389		7,419
- other (1)	12,472	—		27,007		39,479
Customer accounts
- repos	24,333	—		6,669		31,002
- other (2)	11,513	874		354,647		367,034
Debt securities in issue (3)	1,107	3,403		26,049		30,559
Settlement balances	—	—		2,844		2,844
Short positions	28,527	—				28,527
Derivatives	150,935		3,571			154,506
Subordinated liabilities	—	939		11,783		12,722
Other liabilities	—	—		2,181	12,690	14,871
31 December 2017	232,917	5,216	3,571	434,569	12,690	688,963

Deposits by banks
- repos	4,125	—		1,114		5,239
- other (1)	20,756	—		12,561		33,317
Customer accounts
- repos	23,186	—		3,910		27,096
- other (2)	12,778	1,506		339,588		353,872
Debt securities in issue (3)	1,614	4,621		21,010		27,245
Settlement balances	—	—		3,645		3,645
Short positions	22,077	—				22,077
Derivatives	232,418		4,057			236,475
Subordinated liabilities	—	955		18,464		19,419
Other liabilities	—	—		2,010	18,857	20,867
31 December 2016	316,954	7,082	4,057	402,302	18,857	749,252

Notes:

(1)	Includes items in the course of transmission to other banks of £214 million (2016 - £295 million).
(2)

The carrying amount of other customer accounts designated as at fair value through profit or loss is £114 million (2016 - £155 million) higher than the principal amount. No amounts have been recognised in profit or loss for changes in credit risk associated with these liabilities as the changes are immaterial both during the period and cumulatively. Measured as the change in fair value from movements in the period in the credit risk premium payable.

(3)	Comprises bonds and medium term notes of £25,922 million (2016 - £24,037 million) and certificates of deposit and other commercial paper of £4,637 million (2016 - £3,208 million).

Schedule of financial instruments amounts included in operating profit (loss) before tax
	2017	2016	2015
	£m	£m	£m
Gains on financial assets/liabilities designated as at fair value through profit or loss	60	13	388
Losses on disposal or settlement of loans and receivables	(35)	(277)	(558)

Schedule of financial assets and liabilities that are offset on the balance sheet

	Offsetable instruments			Offsetable potential not recognised by IFRS
				Effect of			Net amount after	Instruments
				master netting		Other	the effect of netting	outside
		IFRS	Balance	and similar	Cash	financial	arrangements and	netting	Balance
	Gross	offset	sheet	agreements	collateral	collateral	related collateral	arrangements	sheet total
2017	£m	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Derivatives	175,670	(17,088)	158,582	(128,287)	(20,311)	(5,850)	4,134	2,261	160,843
Reverse repos	78,991	(43,974)	35,017	(329)	—	(34,646)	42	5,715	40,732
Loans to customers	1,110	(1,110)	—	—	—	—	—	323,184	323,184
Settlement balances	685	(668)	17	—	—	—	17	2,500	2,517
	256,456	(62,840)	193,616	(128,616)	(20,311)	(40,496)	4,193	333,660	527,276

Liabilities
Derivatives	170,405	(17,557)	152,848	(128,287)	(18,035)	(3,952)	2,574	1,658	154,506
Repos	80,088	(43,974)	36,114	(329)	—	(35,785)	—	2,307	38,421
Customer accounts	641	(641)	—	—	—	—	—	367,034	367,034
Settlement balances	1,620	(668)	952	—	—	—	952	1,892	2,844
	252,754	(62,840)	189,914	(128,616)	(18,035)	(39,737)	3,526	372,891	562,805

2016
Assets
Derivatives	293,728	(51,080)	242,648	(197,288)	(28,742)	(8,435)	8,183	4,333	246,981
Reverse repos	69,805	(31,728)	38,077	(1,052)	—	(36,938)	87	3,710	41,787
Loans to customers	600	(600)	—	—	—	—	—	323,023	323,023
Settlement balances	1,711	(1,529)	182	—	—	—	182	5,344	5,526
	365,844	(84,937)	280,907	(198,340)	(28,742)	(45,373)	8,452	336,410	617,317

Liabilities
Derivatives	284,255	(50,574)	233,681	(197,288)	(20,417)	(11,048)	4,928	2,794	236,475
Repos	61,742	(31,728)	30,014	(1,052)	—	(28,960)	2	2,321	32,335
Customer accounts	1,106	(1,106)	—	—	—	—	—	353,872	353,872
Settlement balances	1,677	(1,529)	148	—	—	—	148	3,497	3,645
	348,780	(84,937)	263,843	(198,340)	(20,417)	(40,008)	5,078	362,484	626,327